Intangibles Assets, Net (Details) - Schedule of Intangible Assets - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cost [Member] | IT applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		S/ 56,067	S/ 41,423
Additions		15,667	14,564
Sales and/or retirement		(593)
Disposals			(27)
Transfers and reclassifications		66	107
Balance at ending of period		71,207	56,067
Cost [Member] | Finite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		24,543	24,543
Additions
Sales and/or retirement
Disposals
Transfers and reclassifications
Balance at ending of period		24,543	24,543
Cost [Member] | Indefinite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		1,975	1,975
Additions
Sales and/or retirement
Disposals
Transfers and reclassifications
Balance at ending of period		1,975	1,975
Cost [Member] | Exploration cost and mining evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		52,323	51,279
Additions		523	417
Sales and/or retirement	[1]
Disposals
Transfers and reclassifications	[1]		627
Balance at ending of period		52,846	52,323
Cost [Member] | Exploration and evaluation assets [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		134,908	119,220
Additions		16,190	14,981
Sales and/or retirement		(593)
Disposals			(27)
Transfers and reclassifications		66	734
Balance at ending of period		150,571	134,908
Accumulated amortization [Member] | IT applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		23,858	18,025
Additions		6,939	5,833
Sales and/or retirement		(554)
Transfers and reclassifications, note 9
Balance at ending of period		30,243	23,858
Accumulated amortization [Member] | Finite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		10,619	8,165
Additions		2,454	2,454
Sales and/or retirement
Transfers and reclassifications, note 9
Balance at ending of period		13,073	10,619
Accumulated amortization [Member] | Indefinite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		71	71
Additions
Sales and/or retirement
Transfers and reclassifications, note 9
Balance at ending of period		71	71
Accumulated amortization [Member] | Exploration cost and mining evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		9,574	8,996
Additions		313	575
Sales and/or retirement	[1]
Transfers and reclassifications, note 9	[1]		3
Balance at ending of period		9,887	9,574
Accumulated amortization [Member] | Exploration and evaluation assets [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		44,122	35,257
Additions		9,706	8,862
Sales and/or retirement		(554)
Transfers and reclassifications, note 9			3
Balance at ending of period		53,274	44,122
Impairment of assets [Member] | IT applications [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		456
Additions
Balance at ending of period		456	456
Impairment of assets [Member] | Finite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period
Additions
Balance at ending of period
Impairment of assets [Member] | Indefinite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period
Additions
Balance at ending of period
Impairment of assets [Member] | Exploration cost and mining evaluation [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		33,469
Additions		452
Balance at ending of period		33,921	33,469
Impairment of assets [Member] | Exploration and evaluation assets [Member]
Schedule of Intangible Assets [Line Items]
Balance at beginning of period		33,925
Additions		452
Balance at ending of period		34,377	33,925
Net Carrying Value [Member] | IT applications [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		40,508	31,753
Net Carrying Value [Member] | Finite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		11,470	13,924
Net Carrying Value [Member] | Indefinite life intangible [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		1,904	1,904
Net Carrying Value [Member] | Exploration cost and mining evaluation [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value	[1]	9,038	9,280
Net Carrying Value [Member] | Exploration and evaluation assets [Member]
Schedule of Intangible Assets [Line Items]
Net carrying value		S/ 62,920	S/ 56,861

[1]	As of December 31, 2023 and 2022, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.